Schedule of investments
Delaware Ivy Large Cap Growth Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.17%♦
Communication Services — 9.01%
Alphabet Class A †	2,691,297	$ 237,453,134
Alphabet Class C †	416,721	36,975,655
Electronic Arts	1,169,662	142,909,303
		417,338,092
Consumer Discretionary — 12.84%
Amazon.com †	2,610,702	219,298,968
Booking Holdings †	28,408	57,250,074
Ferrari *	464,202	99,441,352
Home Depot	192,619	60,840,637
LVMH Moet Hennessy Louis Vuitton ADR	499,204	72,319,684
NIKE Class B	730,821	85,513,365
		594,664,080
Consumer Staples — 3.52%
Coca-Cola	2,394,501	152,314,209
Estee Lauder Class A	42,885	10,640,197
		162,954,406
Financials — 4.89%
Intercontinental Exchange	1,073,043	110,083,481
S&P Global	347,243	116,305,571
		226,389,052
Healthcare — 10.74%
Cooper	282,732	93,490,990
Danaher	268,376	71,232,358
Intuitive Surgical †	267,808	71,062,853
UnitedHealth Group	372,656	197,574,758
Veeva Systems Class A †	110,687	17,862,668
Zoetis	313,249	45,906,641
		497,130,268
Industrials — 10.17%
CoStar Group †	2,520,543	194,787,563
Equifax	135,501	26,335,974
JB Hunt Transport Services	501,252	87,398,299
TransUnion	1,535,531	87,141,384
Union Pacific	175,023	36,242,013
Verisk Analytics	220,505	38,901,492
		470,806,725
Information Technology — 48.00%
Adobe †	261,528	88,012,018
Apple	2,820,604	366,481,078
Autodesk †	300,942	56,237,032
Broadridge Financial Solutions	625,707	83,926,080
Intuit	283,370	110,293,271
Microsoft	2,392,384	573,741,531
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Motorola Solutions	866,274	$ 223,247,472
NVIDIA	846,867	123,761,143
PayPal Holdings †	579,844	41,296,490
Salesforce †	442,301	58,644,690
VeriSign †	1,080,227	221,921,835
Visa Class A *	1,320,636	274,375,335
		2,221,937,975
Total Common Stocks (cost $2,620,305,138)		4,591,220,598

Total Value of Securities Before Securities Lending Collateral—99.17% (cost $2,620,305,138)		4,591,220,598

Securities Lending Collateral — 0.05%
Money Market Mutual Fund — 0.05%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	2,209,500	2,209,500
Total Securities Lending Collateral (cost $2,209,500)		2,209,500

Total Value of Securities—99.22% (cost $2,622,514,638)		4,593,430,098■
Obligation to Return Securities Lending Collateral — (0.05%)		(2,209,500)
Receivables and Other Assets Net of Liabilities — 0.82%		38,120,167
Net Assets Applicable to 198,471,057 Shares Outstanding—100.00%		$4,629,340,765
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $228,062,222 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $230,878,028.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ-IV067 [12/22] 2/23 (2747692)    1